Document and Entity Information	Sep. 16, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001982701
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	AB PRIVATE LENDING FUND
Entity Incorporation State Country Code	DE
Entity File Number	814-01744
Entity Tax Identification Number	93-6555027
Entity Address, Address Line One	405 Colorado Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(512)
Local Phone Number	721-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false